Basic and Diluted Earning or Loss Per Share (Restated) (Tables)	6 Months Ended
Dec. 31, 2024
Basic and Diluted Earning or Loss Per Share (Restated) [Abstract]
Schedule of Basic to Diluted Weighted Average Shares

The following table presents the reconciliation of basic to diluted weighted average shares used in computing net earning per share:

	Three months ended December 31, 2024	Six months ended December 31, 2024
Weighted average number of shares outstanding – basic	12,726,152	7,811,776
Add: stock options	226,368	226,368
Weighted average number of shares outstanding – diluted	12,952,520	8,038,144

Schedule of Computation of Diluted Net Earning Per Share because their Effect was Anti-Dilutive

The following table presents the potentially dilutive shares that were excluded from the computation of diluted net earning per share because their effect was anti-dilutive:

	December 31, 2024	June 30, 2024
Stock options	1,252,891	1,948,260
Warrants	2,186,478	1,191,280
Preferred shares	-	7,392,418
SAFE	-	268,835
Convertible notes	-	3,221,447
	3,439,369	14,022,240